GENERAL COMPANY INFORMATION	6 Months Ended
Jun. 30, 2025
Disclosure Of General Company Information [Abstract]
GENERAL COMPANY INFORMATION	GENERAL COMPANY INFORMATION
Gambling.com Group Limited (the “Company” or the "Group”) is a public limited liability company founded in 2006 and incorporated in Jersey in accordance with the provisions of the Companies (Jersey) Law 1991, as amended. Our registered address is 22 Grenville Street, St. Helier, Jersey JE4 8PX, Channel Islands.

Gambling.com Group Limited is a fast-growing provider of marketing and sports data services for the global online gambling industry. The Group helps online gambling operators, including for online casino and sports betting, reach high intent audiences and acquire new customers in 19 national markets across more than ten languages through a platform of marketing technologies and premier branded websites including Gambling.com, Bookies.com and Casinos.com. Through its sports data platform and under the OddsJam, OpticOdds and RotoWire brands, the Group assist consumers and powers enterprises to succeed in sports betting and fantasy sports.

The Company has a workforce of more than 600 employees and operates globally primarily from offices in Ireland and the United States.